Recourse Debt and Interest Rate Swap Narrative (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Oct. 31, 2011	Jun. 10, 2011 years	Apr. 09, 2010
Term Loan, Weighted-Average Interest Rates		3.646%	[1],[2]	4.396%	[1]
Previous Term Loan Facility								$ 425,000,000
Borrowings Under Credit Agreement		361,250,000	[1]	403,750,000	[1]
Closing costs							1,800,000
Loans Payable Term							5
Final payment due upon expiration	28,300,000
Liability on swap agreement		15,200,000		11,700,000
Amount of swap liability to be reclassified during next twelve months		6,400,000
Amount of swap liability reclassified during the period		8,300,000		6,500,000
Revolving credit facility		200,000,000
Previous Revolving Credit Facility						200,000,000
Facility fee in basis points for revolving credit facility		15
Borrowings Under Credit Agreement At Date Of Amendment [Member]
Borrowings Under Credit Agreement							382,500,000
Libor Spread [Member]
Revolving Credit Facility Spread in Basis Points		110
Term Loan Quarterly Payment First Three Years [Member]
Required principal payments per quarter for the term loan	10,600,000
Term Loan Quarterly Payment Years Four And Five [Member]
Required principal payments per quarter for the term loan	$ 28,300,000

[1]	The term loan borrowings under the Credit Agreement expire on June 10, 2016.
[2]	See additional information below regarding the interest rate fixed at 3.646% in connection with an interest rate swap, which expires on April 1, 2015.